DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 4 – DISCONTINUED OPERATIONS

Acquisition and Disposition of Andromeda Interfaces, Inc.

On April 1, 2022, the Company acquired all issued and outstanding shares of Andromeda Interfaces, Inc. (AI) for 83,696 shares of Aptera common stock. The acquisition was accounted for as a business combination and goodwill was recorded to the extent that the purchase price exceeded the fair value of the assets acquired.

In April of 2023, the Company and AI signed a settlement agreement where Aptera agreed to assign all of its rights, title and interest in and to the capital stock of AI back to each of AI’s founders, in exchange for 83,696 shares of Aptera common stock, essentially unwinding the business combination transaction, which resulted in the results of operations of AI meeting the classification criteria for a discontinued operation for the year ended December 31, 2023. In the year ended December 31, 2023, the Company recorded a loss from discontinued operations of $235 thousand, of which $53 thousand was in connection with the operations of AI and $182 thousand was a loss recorded in connection with the disposal of the business.